Organization and Business	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]	Organization and Business
Sphere 3D Corp. (the “Company”) was incorporated under the Business Corporations Act (Ontario) on May 2, 2007 as T.B. Mining Ventures Inc. On March 24, 2015, the Company completed a short-form amalgamation with a wholly-owned subsidiary. In connection with the short-form amalgamation, the Company changed its name to “Sphere 3D Corp.” Sphere 3D historically focused on providing solutions for stand-alone storage and technologies that converge the traditional silos of compute, storage and network into one integrated hyper-converged or converged solution. We provide enterprise storage management solutions, and the ability to connect to public cloud services such as Microsoft Azure for additional delivery options and hybrid cloud capabilities. These solutions can be deployed through a public, private or hybrid cloud and are delivered both directly and through resellers and augmented through our professional services capabilities and offerings. The Company has a portfolio of brands including SnapServer®, HVE ConneXions (“HVE”) and UCX ConneXions (“UCX”). Subsequent to the third quarter of 2021, the Company entered into a definitive agreement to sell the SnapServer® product line and associated assets.
The Company has commenced planning and entered into a series of agreements that will enable it to enter the cryptocurrency mining industry.
Management has projected that cash on hand and other sources of liquidity may not be sufficient to allow the Company to continue operations beyond June 30, 2022 if we are unable to raise additional funding for operations. We expect our working capital needs to increase in the future as we continue to expand and enhance our operations. Our ability to raise additional funds through equity or debt financings or other sources may depend on the financial success of our current business and successful implementation of our key strategic initiatives, financial, economic and market conditions and other factors, some of which are beyond our control. No assurance can be given that we will be successful in raising the required capital at reasonable cost and at the required times, or at all. Further equity financings may have a dilutive effect on shareholders and any debt financing, if available, may require restrictions to be placed on our future financing and operating activities. If we require additional capital and are unsuccessful in raising that capital, we may not be able to continue our business operations and advance our growth initiatives, which could adversely impact our business, financial condition and results of operations.
Significant changes from the Company’s current forecasts, including but not limited to: (i) shortfalls from projected sales levels; (ii) unexpected increases in product costs; (iii) increases in operating costs; (iv) changes in the historical timing of collecting accounts receivable; and (v) inability to maintain compliance with the requirements of the NASDAQ Capital Market and/or inability to maintain listing with the NASDAQ Capital Market could have a material adverse impact on the Company’s ability to access the level of funding necessary to continue its operations at current levels. If any of these events occurs or the Company is unable to generate sufficient cash from operations or financing sources, the Company may be forced to liquidate assets where possible and/or curtail, suspend or cease planned programs or operations generally or seek bankruptcy protection or be subject to an involuntary bankruptcy petition, any of, which would have a material adverse effect on the Company’s business, results of operations, financial position and liquidity.
The Company incurred losses from operations and negative cash flows from operating activities for the three and nine months ended September 30, 2021, and such losses may continue for the foreseeable future. Based upon the Company's current expectations and projections for the next year, the Company believes that it may not have sufficient liquidity necessary to sustain operations beyond June 30, 2022. These factors, among others, raise substantial doubt that the Company will be able to continue as a going concern. The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
Merger Agreement
On June 3, 2021, the Company entered into an Agreement and Plan of Merger with Gryphon Digital Mining, Inc. (“Gryphon”), a privately held company in the cryptocurrency space dedicated to helping bring digital assets onto the clean energy grid. Its Bitcoin mining operation has a zero-carbon footprint and Gryphon's long-term strategy is to be the first vertically integrated crypto miner with a wholly owned, one hundred percent renewable energy supply. Upon completion of the merger, the Company will change its name to Gryphon Digital Mining, Inc.
As consideration for the merger transaction, the Company expects to issue 111,000,000 common shares to the shareholders of Gryphon, subject to adjustment, such that on closing, the Sphere 3D shareholders are projected to own approximately 62% of the Company and Gryphon shareholders will own the remaining 38%, on a fully-diluted basis. The merger is expected to close in the first quarter of 2022, subject to the approval of the shareholders of each company, as well as other closing conditions, including the registration statement for the merger shares to be issued being declared effective by the Securities and Exchange Commission, and the Company's pending merger listing being approved by the Nasdaq, SEC and other applicable regulatory bodies. Upon a successful closing of the merger, and all regulatory approvals, the Company will continue to trade on the NASDAQ. The transaction has been approved by the board of directors of both companies. PGP Capital Advisors, LLC acted as financial advisor and has provided a fairness opinion in support of the transaction to the board of directors of Sphere 3D. The closing of the merger agreement is subject to customary closing conditions for a transaction of this nature and may be terminated by the parties under certain circumstances.
In October 2021, the Company entered into an agreement with Gryphon for approximately 230 MW of carbon neutral bitcoin mining hosting capacity to be managed by Core Scientific as hosting partner. The agreement features the installation of digital asset miners at Core Scientific's net carbon neutral blockchain data centers over the course of 14 months. As part of the agreement, Core Scientific will provide digital mining fleet management and monitoring solution, Minder™, data analytics, alerting, monitoring, and miner management services.
Terminated Merger Agreement
On July 14, 2020, the Company entered into a definitive merger agreement (the “Rainmaker Merger Agreement”) pursuant to which it planned to acquire all of the outstanding securities of Rainmaker Worldwide Inc. (“Rainmaker”), a global Water-as-a-Service provider. The Company’s business model would have focused on Water-as-a-Service and Rainmaker management would have assumed leadership of the combined entity. On February 12, 2021, the Rainmaker Merger Agreement was terminated as the Company was unable to obtain all necessary regulatory approvals relating to the proposed transaction prior to the agreed date of January 31, 2021. No break-fee or termination costs were paid by either party.